Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Other Operation Income

	2022	2021	2020
	S$’000	S$’000	S$’000
Government grant and credit scheme subsidies	2,935	4,721	6,311
Rent concessions	—	—	521
Interest income from an associate	—	—	55
Gain on early termination of right-of-use assets	—	29	171
Others	1,801	1,565	456

	4,736	6,315	7,514